Putnam Ultra Short MAC Series
The fund's portfolio
4/30/24 (Unaudited)

CORPORATE BONDS AND NOTES (79.6%)(a)
	Principal amount	Value
Banking (43.8%)
Australia and New Zealand Banking Group, Ltd. 144A sr. unsec. notes 4.829%, 2/3/25 (Australia)	$568,000	$565,062
Banco Bilbao Vizcaya Argentaria SA sr. unsec. unsub. FRN 5.862%, 9/14/26 (Spain)	400,000	398,846
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (US SOFR Compounded Index + 0.32%), 5.673%, 7/9/24 (Canada)	344,000	344,062
Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN (US SOFR + 0.20%), 5.555%, 10/25/24	566,000	565,980
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)	232,000	230,852
Banque Federative du Credit Mutuel SA 144A sr. unsec. FRN (US SOFR Compounded Index + 0.41%), 5.758%, 2/4/25 (France)	223,000	223,033
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 5.896%, 7/13/26 (France)	500,000	502,563
Barclays PLC sr. unsec. unsub. FRN 3.932%, 5/7/25 (United Kingdom)	558,000	557,837
BNP Paribas SA 144A sr. unsec. notes 3.375%, 1/9/25 (France)	566,000	556,661
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	200,000	199,381
Citigroup, Inc. sr. unsec. unsub. FRN (US SOFR + 1.37%), 6.723%, 5/24/25	466,000	466,308
Citigroup, Inc. sr. unsec. unsub. FRN 4.14%, 5/24/25	98,000	97,874
Credit Agricole SA/London 144A sr. unsec. unsub. notes 3.25%, 10/4/24 (United Kingdom)	500,000	494,590
DNB Bank ASA 144A sr. unsec. FRN 5.896%, 10/9/26 (Norway)	538,000	537,963
ING Groep NV 144A sr. unsec. notes 4.625%, 1/6/26 (Netherlands)	564,000	554,621
Intesa Sanpaolo SpA 144A sr. unsec. unsub. notes Ser. XR, 3.25%, 9/23/24 (Italy)	279,000	276,013
JPMorgan Chase & Co. sr. unsec. unsub. FRN 2.083%, 4/22/26	324,000	312,374
Lloyds Banking Group PLC sr. unsec. unsub. FRN 3.87%, 7/9/25 (United Kingdom)	562,000	559,633
Macquarie Bank, Ltd. 144A sr. unsec. notes 5.391%, 12/7/26 (Australia)	226,000	225,373
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN (US SOFR + 1.39%), 6.738%, 9/12/25 (Japan)	500,000	501,837
National Bank of Canada company guaranty sr. unsec. FRN 3.75%, 6/9/25 (Canada)	568,000	566,434
PNC Financial Services Group, Inc. (The) sr. unsec. unsub. FRN 5.812%, 6/12/26	35,000	35,007
PNC Financial Services Group, Inc. (The) sr. unsec. unsub. FRN 4.758%, 1/26/27	174,000	171,434
Royal Bank of Canada sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.36%), 5.715%, 7/29/24 (Canada)	488,000	488,169
Societe Generale SA 144A sr. unsec. notes 2.625%, 1/22/25 (France)	500,000	487,780
State Street Corp. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.85%), 6.193%, 8/3/26	164,000	165,229
State Street Corp. sr. unsec. unsub. notes 5.104%, 5/18/26	40,000	39,745
Toronto-Dominion Bank (The) sr. unsec. notes 5.103%, 1/9/26 (Canada)	458,000	456,084
UBS Group AG 144A sr. unsec. FRN 4.49%, 8/5/25 (Switzerland)	562,000	559,481
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 1.32%), 6.675%, 4/25/26	230,000	232,152
Westpac Banking Corp. sr. unsec. unsub. FRN (US SOFR + 0.30%), 5.65%, 11/18/24 (Australia)	316,000	316,066

		11,688,444
Capital goods (2.1%)
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. FRN (US SOFR + 0.75%), 6.103%, 12/13/24	562,000	563,315

		563,315
Communication services (1.2%)
Sprint Corp. company guaranty sr. unsec. sub. notes 7.125%, 6/15/24	18,000	18,010
Verizon Communications, Inc. sr. unsec. notes 1.45%, 3/20/26	332,000	308,396

		326,406
Consumer cyclicals (4.5%)
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (US SOFR Compounded Index + 0.84%), 6.195%, 4/1/25	102,000	102,498
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (US SOFR Compounded Index + 0.38%), 5.729%, 8/12/24	100,000	100,031
Hyatt Hotels Corp. sr. unsec. unsub. notes 1.80%, 10/1/24	106,000	104,127
Hyundai Capital America 144A sr. unsec. FRN (US SOFR + 1.04%), 6.395%, 3/19/27 (South Korea)	238,000	238,538
Mercedes-Benz Finance North America, LLC 144A company guaranty sr. unsec. notes 4.90%, 1/9/26	538,000	533,334
Netflix, Inc. 144A sr. unsec. notes 3.625%, 6/15/25	100,000	97,790
Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 0.60%), 5.92%, 6/9/25	20,000	20,069

		1,196,387
Consumer finance (6.6%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 1.65%, 10/29/24 (Ireland)	550,000	538,497
Air Lease Corp. sr. unsec. notes 3.25%, 3/1/25	25,000	24,452
Air Lease Corp. sr. unsec. notes 0.80%, 8/18/24	470,000	462,948
American Express Co. sr. unsec. unsub. FRN (US SOFR + 0.76%), 6.108%, 2/13/26	332,000	333,531
American Honda Finance Corp. sr. unsec. bonds Ser. MTN, (US SOFR + 0.55%), 5.899%, 2/12/25	28,000	28,033
Capital One Financial Corp. sr. unsec. unsub. notes 3.20%, 2/5/25	280,000	274,513
General Motors Financial Co., Inc. sr. unsec. FRN (US SOFR + 0.62%), 5.973%, 10/15/24	100,000	100,075
General Motors Financial Co., Inc. sr. unsec. notes 1.20%, 10/15/24	15,000	14,692

		1,776,741
Consumer staples (1.5%)
Campbell Soup Co. sr. unsec. unsub. notes 5.30%, 3/20/26	150,000	149,356
Haleon UK Capital PLC company guaranty sr. unsec. unsub. notes 3.125%, 3/24/25 (United Kingdom)	250,000	244,066
PepsiCo, Inc. sr. unsec. unsub. notes (US SOFR Compounded Index + 0.40%), 5.749%, 11/12/24	15,000	15,019

		408,441
Energy (1.5%)
ONEOK, Inc. company guaranty sr. unsec. sub. notes 5.55%, 11/1/26	400,000	399,586

		399,586
Financial (0.1%)
Jefferies Financial Group, Inc. sr. unsec. notes 6.05%, 3/12/25	30,000	30,030

		30,030
Health care (3.2%)
GE HealthCare Technologies, Inc. company guaranty sr. unsec. notes 5.55%, 11/15/24	386,000	385,390
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/26 (Singapore)	466,000	458,039

		843,429
Insurance (4.2%)
Athene Global Funding 144A FRN (US SOFR Compounded Index + 0.56%), 5.91%, 8/19/24	413,000	413,241
Athene Global Funding 144A sr. FRN (US SOFR Compounded Index + 0.70%), 6.051%, 5/24/24	100,000	100,032
Northwestern Mutual Global Funding 144A notes 5.07%, 3/25/27	85,000	84,395
Principal Life Global Funding II 144A FRN (US SOFR + 0.38%), 5.73%, 8/23/24	388,000	388,097
Protective Life Global Funding 144A notes (US SOFR + 0.70%), 6.053%, 4/10/26	150,000	150,422

		1,136,187
Investment banking/Brokerage (1.4%)
Deutsche Bank AG sr. unsec. unsub. notes 3.70%, 5/30/24 (Germany)	332,000	331,429
Morgan Stanley sr. unsec. notes Ser. MTN, (US SOFR + 1.02%), 6.372%, 4/13/28	50,000	50,287

		381,716
Real estate (6.2%)
Boston Properties, LP sr. unsec. notes 3.20%, 1/15/25(R)	489,000	479,431
Camden Property Trust sr. unsec. unsub. notes 5.85%, 11/3/26(R)	100,000	100,780
Public Storage sr. unsec. FRN (US SOFR Compounded Index + 0.60%), 5.955%, 7/25/25(R)	330,000	331,208
Realty Income Corp. sr. unsec. unsub. notes 5.05%, 1/13/26(R)	460,000	457,365
Realty Income Corp. sr. unsec. unsub. notes 3.875%, 7/15/24(R)	100,000	99,652
Simon Property Group LP sr. unsec. unsub. notes 3.375%, 10/1/24(R)	200,000	198,041

		1,666,477
Technology (2.6%)
Hewlett Packard Enterprise Co. sr. unsec. notes 5.90%, 10/1/24	359,000	359,168
VMware, Inc. sr. unsec. notes 1.00%, 8/15/24	332,000	327,289

		686,457
Utilities and power (0.7%)
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 5.749%, 9/1/25	132,000	132,084
WEC Energy Group, Inc. sr. unsec. unsub. notes 5.60%, 9/12/26	66,000	66,074

		198,158

Total corporate bonds and notes (cost $21,330,287)		$21,301,774

COMMERCIAL PAPER (13.4%)(a)
	Yield (%)	Maturity date	Principal amount	Value
American Electric Power Co., Inc.	5.662	6/12/24	$250,000	$248,334
AT&T, Inc.	5.615	6/26/24	250,000	247,828
Autonation, Inc.	5.801	5/1/24	265,000	264,956
Aviation Capital Group, LLC	5.731	5/1/24	265,000	264,960
Constellation Brands, Inc.	5.610	5/6/24	250,000	249,761
Discovery Communications, LLC	5.851	5/1/24	265,000	264,957
Dominion Energy, Inc.	5.565	5/7/24	250,000	249,737
Energy Transfer LP	5.651	5/1/24	265,000	264,958
FMC Corp.	5.951	5/1/24	265,000	264,956
Intercontinental Exchange, Inc.	5.514	5/22/24	250,000	249,147
Marathon Oil Corp.	5.814	5/3/24	250,000	249,887
Ovintiv, Inc.	6.070	5/16/24	260,000	259,286
Targa Resources Corp.	6.030	5/24/24	260,000	258,990
VW Credit, Inc.	5.621	5/8/24	250,000	249,698

Total commercial paper (cost $3,587,982)				$3,587,455

ASSET-BACKED SECURITIES (4.3%)(a)
	Principal amount	Value
American Express Credit Account Master Trust
Ser. 22-3, Class A, 3.75%, 8/15/27	$200,000	$195,677
Ser. 21-1, Class A, 0.90%, 11/15/26	135,000	131,622
Capital One Prime Auto Receivables Trust Ser. 22-1, Class A3, 3.17%, 4/15/27	209,270	204,996
CarMax Auto Owner Trust Ser. 22-2, Class A3, 3.49%, 2/16/27	62,362	61,415
Citizens Auto Receivables Trust 144A
Ser. 23-2, Class A2A, 6.09%, 10/15/26	68,478	68,622
Ser. 24-1, Class A2A, 5.43%, 10/15/26	67,000	66,899
Discover Card Execution Note Trust Ser. 22-A2, Class A, 3.32%, 5/15/27	35,000	34,203
GM Financial Consumer Automobile Receivables Trust Ser. 22-2, Class A3, 3.10%, 2/16/27	190,761	187,334
Golden Credit Card Trust 144A Ser. 22-4A, Class A, 4.31%, 9/15/27	149,000	146,423
Harley-Davidson Motorcycle Trust Ser. 23-B, Class A2, 5.92%, 12/15/26	44,379	44,471
Tesla Auto Lease Trust 144A Ser. 23-A, Class A2, 5.86%, 8/20/25	19,957	19,975

Total asset-backed securities (cost $1,160,219)		$1,161,637
TOTAL INVESTMENTS

Total investments (cost $26,078,488)		$26,050,866

	Key to holding's abbreviations
DAC	Designated Activity Company
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
MTN	Medium Term Notes
SOFR	Secured Overnight Financing Rate
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2023 through April 30, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $26,760,259.
	Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 4/30/24
	Short-term investments
	Putnam Short Term Investment Fund Class P*	$26,089	$11,952,817	$11,978,906	$9,120	$—

	Total Short-term investments	$26,089	$11,952,817	$11,978,906	$9,120	$—
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(R)	Real Estate Investment Trust.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	56.2%
	Canada	8.0
	France	7.6
	United Kingdom	7.1
	Australia	4.2
	Switzerland	2.1
	Netherlands	2.1
	Ireland	2.1
	Norway	2.1
	Japan	1.9
	Singapore	1.8
	Spain	1.5
	Germany	1.3
	Italy	1.1
	South Korea	0.9

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$1,161,637	$—
Commercial paper	—	3,587,455	—
Corporate bonds and notes	—	21,301,774	—

Totals by level	$—	$26,050,866	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com